COMPULSORY LOAN	12 Months Ended
Dec. 31, 2018
COMPULSORY LOAN
COMPULSORY LOAN

NOTE 23 - COMPULSORY LOAN

The Compulsory Loan on electric energy consumption, instituted by Law No. 4,156/1962 with the purpose of generating funds for the expansion of the Brazilian electricity sector, was abolished by Law No. 7,181, dated December 20, 1983, which fixed the date of December 31, 1993 as the final collection deadline.

In the first phase of this Compulsory Loan, closed with the advent of Decree-Law No. 1,512/1976, the collection of the tax reached several classes of energy consumers, and taxpayers’ credits were represented by Bearer Bonds issued by the Company.

The Bearer Bonds, issued as a result of the Compulsory Loan, do not constitute securities, are not tradable on the stock exchange, are not priced and are unenforceable. Therefore, the Company’s Management clarifies that the Company has no outstanding debentures.

The issuance of these securities resulted from a legal imposition and not from a corporate decision of the Company. Likewise, its takeover by the bondholders did not emanate from an act of will, but from a legal duty, by virtue of Law No. 4,156/1962.

The CVM, in a decision of its Board of Directors rendered in administrative proceeding CVM RJ 2005/7230, filed by said bondholders, states that “the bonds issued by the Company as a result of Law No. 4,156/1962 cannot be considered as securities.”

The CVM also understood that there is no irregularity in the procedures adopted by the Company in its financial statements, regarding the aforementioned obligations, nor in the disclosure regarding the existence of legal proceedings.

The non-enforceability of these Bearer Bonds was reinforced by decisions of the Superior Court of Justice, which corroborate the understanding that these securities are expired and cannot guarantee tax foreclosures.

Therefore, the Bearer Obligations issued in the first phase of this compulsory loan, as decided by the CVM, are not to be confused with debentures. In addition, pursuant to article 4, paragraph 11 of Law No. 4,156/1962 and article 1 of Decree No. 20,910/1932, they are unenforceable, a condition confirmed in Information 344 of the Superior Court of Justice - STJ, which states that these Bonds cannot be used as guarantee for tax foreclosures, because they have no liquidity and are not debentures. For this reason, they are not provisioned.

In the second moment, started with the provisions contained in the aforementioned Decree-Law, the Compulsory Loan in question started to be charged only from industries with monthly energy consumption of more than 2,000 kwh*, and taxpayers’ credits ceased to be represented by securities, to be simply held by the Company.

Most of these compulsory loan taxpayers’ credits have already been converted into preferred shares, as authorized by law, through four general shareholders’ meetings of Eletrobras, held on April 20, 1988, April 26, 1990, April 28, 2005 and April 30, 2008. However, there is a remaining balance of compulsory loan not yet converted.

The balance of the remaining Compulsory Loan, after the 4th conversion into shares, relating to credits constituted from 1988 to 1994, is recorded in current and non-current liabilities, payable as from 2008, and remunerated at the rate of 6% per annum until the date of its conversion into shares, plus monetary restatement based on the variation of the Special Consumer Price Index (IPCA-E), and corresponds to R$ 493,118 at December 31, 2018 (R$ 501,134 on December 31, 2017), of which R$ 477,459 in non-current assets (R$ 458,874 on December 31, 2017).

Thus, the liability for the Compulsory Loan refers to residual credits from 1988 to 1994 of industrial consumers consuming more than 2,000 kW/h*, related to the second phase of this Compulsory Loan, as well as unpaid annual interest on to these credits, as shown:

	12/31/2018	12/31/2017
CURRENT
Interest payable	15,659	42,260
NON-CURRENT
Credits raised	477,459	458,874
TOTAL	493,118	501,134

(*) Information not examined by independent auditors

Contingent liabilities related to the Compulsory Loan issue are shown in the note of provisions for contingencies (Note 28).